Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Core Fund	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	1,560
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	1,762
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	794
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	$ 1,414